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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2007
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
Address:               3280 Peachtree Road, NW  Suite 2670
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Brian Simmons
         Title:                 Chief Compliance Officer
         Phone:                 (404) 949-3101


Signature, Place, and Date of Signing:

              /s/ Brian Simmons         Atlanta, Georgia           7/17/07
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          50
                                             -----------------------------------

Form 13F Information Table Value Total:      $   245,573
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                   Voting Authority
                                      Title
                                      of                Value     SHRs or                     Investment  Other
      Name of Issuer                  Class  CUSIP     (x$1000)  PRN Amount SH/PRN  Put/Call  Discretion Managers Sole  Shared  None
      --------------                  -----  -----     --------  ---------- ------  --------  ---------- -------- ----  ------  ----
Abercrombie & Fitch Co.               COM    002896207     1606      22,000   SH      SOLE                          1606
Aflac Inc                             COM    001055102     4271      83,100   SH      SOLE                          4271
American Inter- national Group, Inc.  COM    026874107     3032      43,300   SH      SOLE                          3032
AMR CORP                              COM    9741585       2058      78,100   SH      SOLE                          2058
ASPREVA PHARMACEUTICALS               COM    04538T107     1730     100,000   SH      SOLE                          1730
ATWOOD OCEANICS INC.                  COM    050095108     2004      29,200   SH      SOLE                          2004
BAKER HUGHES INC                      COM    057224107     1784      21,200   SH      SOLE                          1784
Cameron Internationa l Corporation    COM    13342B105     7433     104,000   SH      SOLE                          7433
CARDINAL HEALTH INC.                  COM    14149y108     3885      55,000   SH      SOLE                          3885
CEPHALON INC                          COM    156708109     7533      93,700   SH      SOLE                          7533
CHART INDUSTRIES                      COM    16115Q308     2133      75,000   SH      SOLE                          2133
CHINA EXPERT TECHNOLOGY               COM    20949775      2059     290,000   SH      SOLE                          2059
CHINA SECURITY & SURVEILLANC          COM    16942J105     1115      73,600   SH      SOLE                          1115
Cisco Systems Inc                     COM    17275r102     3038     109,100   SH      SOLE                          3038
CITADEL BROADCASTING CORP             COM    17285T106       42       6,535   SH      SOLE                            42
CONTINENTAL AIRLINES CLB              COM    10050278      2388      70,500   SH      SOLE                          2388
Diamond Offshore Drilling, Inc.       COM    25271C102     7038      69,300   SH      SOLE                          7038
ENSCO International Incorporated      COM    26874Q100     3526      57,800   SH      SOLE                          3526
EXPRESS SCRIPT INC                    COM    302182100     4211      84,200   SH      SOLE                          4211
GLOBAL SANTA FE CORP                  COM    G3930E101     3757      52,000   SH      SOLE                          3757
HELIX ENERGY SOLUTIONS GROUP          COM    24647633      3664      91,800   SH      SOLE                          3664
HERCULES OFFSHORE                     COM    23070219      1846      57,000   SH      SOLE                          1846
HUMANA INC                            COM    444859102     3868      63,500   SH      SOLE                          3868
ISHARES DJ US REAL ESTATE             COM    464287739     7742     100,000   SH      SOLE                          7742
ISHARES FTSE/XINHUA CHINA 25 INDEX    COM    464287184    19328     150,000   SH      SOLE                         19328
   FUND
iShares MSCI Emergin g Markets Index  COM    464287234    35875     272,500   SH      SOLE                         35875
KNOLL INC                             COM    498904200     1913      85,400   SH      SOLE                          1913
Mobile Telesystems-sp                 COM    607409109     4785      79,000   SH      SOLE                          4785
Morgan Stanley                        COM    617446448     7071      84,300   SH      SOLE                          7071
NABORS INDUSTRIES LTD                 COM    G6359F103     2380      71,300   SH      SOLE                          2380
National-Oilwell, Inc.                COM    637071101     8704      83,500   SH      SOLE                          8704
News Corp - CL A                      COM    65248e104     3763     177,400   SH      SOLE                          3763
NIKE, Inc.                            COM    654106103     7356     126,200   SH      SOLE                          7356
NOBLE CORP.                           COM    G65422100     2721      27,900   SH      SOLE                          2721
NVIDIA CORP                           COM    9808337       3829      92,700   SH      SOLE                          3829
OPEN JT STK CO-VIMPEL COMMUN          COM    68370R109     8429      80,000   SH      SOLE                          8429
ORACLE CORP                           COM    68389X105     3102     157,400   SH      SOLE                          3102
OSHKOSH TRUCK CORP                    COM    688239201     3171      50,400   SH      SOLE                          3171
PACCAR INC                            COM    693718108     4169      47,900   SH      SOLE                          4169
Patterson-UTI Energy , Inc.           COM    703481101     1705      65,033   SH      SOLE                          1705
Prudential Financial , Inc.           COM    744320102     7039      72,400   SH      SOLE                          7039
Reinsurance Group of America          COM    759351109     6693     111,100   SH      SOLE                          6693
RPC Inc                               COM    749660106     2312     135,700   SH      SOLE                          2312
SEI Investments Company               COM    784117103     2765      95,200   SH      SOLE                          2765
The Walt Disney Company               COM    254687106     2905      85,100   SH      SOLE                          2905
TRANSOCEAN INC.                       COM    G90078109     6274      59,200   SH      SOLE                          6274
TRINA SOLAR LTD ADR                   COM    28028148       623      12,100   SH      SOLE                           623
Unit Corporation                      COM    909218109     2164      34,400   SH      SOLE                          2164
UnitedHealth Group Incorporated       COM    91324P102    10632     207,900   SH      SOLE                         10632
WellPoint Inc.                        COM    94973V107     4103      51,400   SH      SOLE                          4103

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